Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
Interest on loans receivable	$ 45,681	$ 56,896	$ 66,445
Interest on mortgage-backed securities	605	1,723	2,281
Interest and dividends on securities	4,260	2,987	3,975
Other interest income	23	13	8
Total interest income	50,569	61,619	72,709
Interest on customer and brokered deposit accounts	5,347	9,151	15,221
Interest on advances from Federal Home Loan Bank	2,007	2,453	4,828
Interest on subordinated debentures	504	536	494
Other interest expense	18
Total interest expense	7,876	12,140	20,543
Net interest income	42,693	49,479	52,166
Provision for loan losses	(9,600)	10,500	49,394
Net interest income after provision for loan losses	52,293	38,979	2,772
Other income (expense):
Loan servicing fees, net	102	132	(105)
Impairment recovery on mortgage servicing rights			67
Customer service fees and charges	5,114	5,584	6,530
Provision for loss on real estate owned	(996)	(4,265)	(11,383)
Gain (loss) on sale of securities available for sale		(343)	673
Gain (loss) on sale of securities held to maturity	257	(32)	411
Gain from loans receivable held for sale	62,142	48,791	29,279
Impairment loss on investment in LLCs		(200)
Impairment loss on securities			(640)
Other income (expense)	(3,884)	3,628	(358)
Total other income	62,735	53,295	24,474
General and administrative expenses:
Compensation and fringe benefits	25,996	22,375	19,670
Commission-based mortgage banking compensation	18,766	17,203	13,601
Premises and equipment	5,492	5,033	4,331
Advertising and business promotion	6,328	5,616	5,501
Federal deposit insurance premiums	2,385	2,029	1,638
Other	11,140	10,571	8,957
Total general and administrative expenses	70,107	62,827	53,698
Income (loss) before income tax expense	44,921	29,447	(26,452)
Income tax expense (benefit):
Current	10,134	11,198	(6,451)
Deferred	7,160	139	(3,733)
Total income tax expense (benefit)	17,294	11,337	(10,184)
Net income (Loss)	$ 27,627	$ 18,110	$ (16,268)
Basic earnings (loss) per share	$ 3.51	$ 2.30	$ (2.07)
Diluted earnings (loss) per share	$ 3.51	$ 2.30	$ (2.07)
Basic weighted average shares outstanding	7,867,614	7,867,614	7,867,614